Investment Portfolio	as of November 30, 2019 (Unaudited)

DWS ESG International Core Equity Fund

(formerly DWS European Equity Fund)

	Shares	Value ($)
Common Stocks 99.2%
Australia 0.5%
Sydney Airport (Units) (Cost $125,383)	22,253	138,219
Belgium 0.5%
KBC Group NV (Cost $127,558)	1,853	134,920
Denmark 2.4%
Novo Nordisk AS ''B" (Cost $531,629)	10,924	614,772
Finland 1.9%
Neste Oyj (Cost $379,717)	14,603	494,273
France 14.4%
BNP Paribas SA	11,244	630,343
Bureau Veritas SA	19,412	507,401
Capgemini SE	3,630	428,731
Cie de Saint-Gobain	6,673	269,833
Danone SA	3,237	266,153
Kering SA	475	286,046
LVMH Moet Hennessy Louis Vuitton SE	876	392,383
SEB SA	3,169	491,757
Worldline SA 144A*	5,940	383,862
(Cost $3,138,829)		3,656,509
Germany 10.3%
Allianz SE (Registered)	2,551	610,727
BASF SE	2,742	206,047
Deutsche Boerse AG	1,925	295,223
KION Group AG	5,380	356,459
LANXESS AG	4,720	314,358
Merck KGaA	3,182	371,061
Puma SE	6,030	453,509
(Cost $2,056,726)		2,607,384
Ireland 0.5%
Kingspan Group PLC (Cost $129,566)	2,396	128,936
Italy 2.2%
Moncler SpA (Cost $272,548)	12,915	566,141
Japan 18.0%
Aeon Mall Co., Ltd.	7,200	115,769
AGC, Inc.	7,800	284,746
Astellas Pharma, Inc.	8,000	136,466
Central Japan Railway Co.	1,100	222,118
Chugai Pharmaceutical Co., Ltd.	1,500	131,099
CyberAgent, Inc.	3,800	131,419
Daito Trust Construction Co., Ltd.	900	110,107
Daiwa House REIT Investment Corp. (REIT)	41	112,180
Dentsu, Inc.	3,500	126,992
Japan Airlines Co., Ltd.	7,800	241,847
Japan Prime Realty Investment Corp. (REIT)	24	109,379
Japan Real Estate Investment Corp. (REIT)	17	115,696
Japan Retail Fund Investment Corp. (REIT)	84	191,272
KDDI Corp.	4,400	126,281
Marubeni Corp.	35,800	264,196
Mitsubishi Corp.	9,800	256,322
Mitsubishi Electric Corp.	11,700	161,660
Mitsubishi UFJ Financial Group, Inc.	34,900	184,137
Nippon Telegraph & Telephone Corp.	2,600	131,385
NTT DoCoMo, Inc.	4,700	129,025
Shionogi & Co., Ltd.	2,000	117,790
Softbank Corp.	9,500	128,934
SoftBank Group Corp.	3,300	128,451
Sumitomo Mitsui Financial Group, Inc.	7,000	254,908
Sumitomo Mitsui Trust Holdings, Inc.	4,900	187,532
Takeda Pharmaceutical Co., Ltd.	3,200	129,957
Terumo Corp.	6,500	228,347
United Urban Investment Corp. (REIT)	59	114,858
(Cost $4,406,166)		4,572,873
Netherlands 10.4%
ASML Holding NV	1,281	347,675
Heineken NV	4,689	485,380
ING Groep NV	36,823	423,276
Koninklijke DSM NV	4,344	555,714
Koninklijke Philips NV	7,684	356,627
Royal Dutch Shell PLC "A"	16,226	464,940
(Cost $2,228,696)		2,633,612
Norway 1.9%
DNB ASA (Cost $501,919)	29,030	487,567
Portugal 1.0%
Galp Energia, SGPS, SA (Cost $243,776)	16,122	262,943
Singapore 0.5%
ComfortDelGro Corp., Ltd. (Cost $126,442)	71,500	122,805
Spain 4.4%
Ferrovial SA	4,415	130,887
Grifols SA (a)	11,426	390,460
Iberdrola SA	61,269	602,298
(Cost $909,525)		1,123,645
Sweden 5.3%
Assa Abloy AB "B"	5,628	133,545
Epiroc AB "A"	11,582	134,960
Hexagon AB "B"	4,042	228,015
Skanska AB "B"	6,074	134,036
Swedbank AB "A"	25,061	326,352
Swedish Match AB	7,510	359,673
Tele2 AB "B"	1,809	26,673
(Cost $1,440,052)		1,343,254
Switzerland 12.8%
Kuehne & Nagel International AG (Registered)	858	139,446
Lonza Group AG (Registered)*	878	297,801
Nestle SA (Registered)	9,320	967,403
Schindler Holding AG	564	140,403
Sika AG (Registered)	3,212	558,875
Straumann Holding AG (Registered)	563	542,015
Swiss Life Holding AG (Registered)	258	127,805
Swiss Prime Site AG (Registered)*	1,259	132,919
Temenos AG (Registered)*	1,430	216,811
Zurich Insurance Group AG	324	126,935
(Cost $2,430,001)		3,250,413
United Kingdom 12.2%
Auto Trader Group PLC 144A	18,382	133,505
British American Tobacco PLC	14,843	586,428
BT Group PLC	52,811	130,900
Compass Group PLC	22,334	546,590
Diageo PLC	12,787	522,166
ITV PLC	74,400	139,585
M&G PLC*	29,377	89,451
Prudential PLC	29,377	521,704
RELX PLC	12,260	296,776
WPP PLC	9,961	128,828
(Cost $2,930,544)		3,095,933
Total Common Stocks (Cost $21,979,077)		25,234,199
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.53% (b) (c) (Cost $408,440)	408,440	408,440
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 1.63% (b) (Cost $147,920)	147,920	147,920
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $22,535,437)	101.4	25,790,559
Other Assets and Liabilities, Net	(1.4)	(348,385)
Net Assets	100.0	25,442,174

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended November 30, 2019 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
Securities Lending Collateral 1.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.53% (b) (c)
—	408,440 (d)	—	—	—	3,725	—	408,440	408,440
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 1.63% (b)
162,297	2,697,068	2,711,445	—	—	1,518	—	147,920	147,920
162,297	3,105,508	2,711,445	—	—	5,243	—	556,360	556,360

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $386,530, which is 1.5% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
REIT: Real Estate Investment Trust
At November 30, 2019 the DWS ESG International Core Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral & Cash Equivalents
Financials	4,400,880	17%
Industrials	4,064,595	16%
Health Care	3,316,395	13%
Consumer Staples	3,187,203	13%
Consumer Discretionary	2,736,426	11%
Materials	1,634,994	7%
Information Technology	1,605,094	6%
Communication Services	1,461,978	6%
Energy	1,222,156	5%
Real Estate	1,002,180	4%
Utilities	602,298	2%
Total	25,234,199	100%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$138,219	$—	$138,219
Belgium	—	134,920	—	134,920
Denmark	—	614,772	—	614,772
Finland	—	494,273	—	494,273
France	—	3,656,509	—	3,656,509
Germany	—	2,607,384	—	2,607,384
Ireland	—	128,936	—	128,936
Italy	—	566,141	—	566,141
Japan	—	4,572,873	—	4,572,873
Netherlands	—	2,633,612	—	2,633,612
Norway	—	487,567	—	487,567
Portugal	—	262,943	—	262,943
Singapore	—	122,805	—	122,805
Spain	—	1,123,645	—	1,123,645
Sweden	—	1,343,254	—	1,343,254
Switzerland	—	3,250,413	—	3,250,413
United Kingdom	—	3,095,933	—	3,095,933
Short-Term Investments (e)	556,360	—	—	556,360
Total	$556,360	$25,234,199	$—	$25,790,559

(e)	See Investment Portfolio for additional detailed categorizations.